CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Retained Earnings CNY (¥)	Total Zepp Health Corporation Shareholders' Equity CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥)	USD ($)
Beginning Balance at Dec. 31, 2020	¥ 157		¥ 1,552,109	¥ 44,624	¥ 1,133,368	¥ 2,730,258		¥ 2,730,258
Beginning Balance, shares at Dec. 31, 2020 | shares	250,145,163
Treasury Shares, beginning at Dec. 31, 2020		¥ 0
Treasury Shares, beginning (in shares) at Dec. 31, 2020 | shares		0
Exercise of option	¥ 2		5,463			5,465		5,465
Exercise of option, shares | shares	3,712,160
Repurchase of ordinary shares		¥ (21,798)				(21,798)		(21,798)
Repurchase of ordinary shares, shares | shares		(2,656,164)
Net income/(loss)					137,803	137,803	¥ (851)	136,952
Foreign currency translation adjustment				(17,938)		(17,938)		(17,938)
Share-based compensation			83,972			83,972		83,972
Unrealized gain on available-for-sale investments, net of tax effect				2,585		2,585		2,585
Capital contribution from non-controlling interest							13,943	13,943
Ending Balance at Dec. 31, 2021	¥ 159		1,641,544	29,271	1,271,171	2,920,347	13,092	2,933,439
Ending Balance, shares at Dec. 31, 2021 | shares	253,857,323
Treasury Shares, ending at Dec. 31, 2021		¥ (21,798)
Treasury Shares, ending (in shares) at Dec. 31, 2021 | shares		(2,656,164)
Exercise of option	¥ 3		(3)
Exercise of option, shares | shares	4,357,100
Repurchase of ordinary shares		¥ (45,365)				(45,365)		(45,365)
Repurchase of ordinary shares, shares | shares		(10,219,572)
Net income/(loss)					(288,308)	(288,308)	(693)	(289,001)
Foreign currency translation adjustment				34,379		34,379		34,379
Share-based compensation			49,338			49,338		49,338
Unrealized gain on available-for-sale investments, net of tax effect				42,146		42,146		42,146
Cash Dividend					(40,015)	(40,015)		(40,015)
Ending Balance at Dec. 31, 2022	¥ 162		1,690,879	105,796	942,848	2,672,522	12,399	2,684,921
Ending Balance, shares at Dec. 31, 2022 | shares	258,214,423
Treasury Shares, ending at Dec. 31, 2022		¥ (67,163)						(67,163)
Treasury Shares, ending (in shares) at Dec. 31, 2022 | shares		(12,875,736)
Exercise of option	¥ 2					2		2
Exercise of option, shares | shares	2,819,672
Repurchase of ordinary shares		¥ 18,054				(18,054)		(18,054)
Repurchase of ordinary shares, shares | shares		(7,331,208)
Net income/(loss)					(212,117)	(212,117)	(465)	(212,582)	$ (29,942)
Foreign currency translation adjustment				(23,713)		(23,713)		(23,713)	(3,340)
Share-based compensation			59,701			59,701		59,701
Unrealized gain on available-for-sale investments, net of tax effect				14,235		14,235		14,235	2,005
Ending Balance at Dec. 31, 2023	¥ 164		¥ 1,750,580	¥ 96,318	¥ 730,731	¥ 2,492,576	¥ 11,934	2,504,510	352,752
Ending Balance, shares at Dec. 31, 2023 | shares	261,034,095
Treasury Shares, ending at Dec. 31, 2023		¥ (85,217)						¥ (85,217)	$ (12,003)
Treasury Shares, ending (in shares) at Dec. 31, 2023 | shares		(20,206,944)